Expense Example	Apr. 25, 2025 USD ($)
RPAR Risk Parity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	663
UPAR Ultra Risk Parity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	$ 833